April 4, 2024

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Elevation Series Trust (“Trust”)

Dear Sir or Madam:

On behalf of the Trust, transmitted for filing is an amendment to the Registration Statement on Form N-1A for the Trust. Pursuant to Securities Act Release No. 33-7331, no fees are being paid with this filing. The Trust is asking that any written correspondence to the Trust be sent to attention of the following address:

Elevation Series Trust

Attn: Secretary

1700 Broadway, Suite 1850

Denver, CO 80290

If you have any questions concerning the foregoing, please contact JoAnn Strasser of Thompson Hine LLP at 614-469-3265 or myself at 303-226-4154.

Sincerely,

/s/ Chris Moore

Chris Moore

Secretary

Enclosures